Not FDIC Insured May Lose Value No Bank Guarantee
711-Q1PH

Schedule of Investments
(unaudited)
Templeton Developing Markets Trust 2
Notes to Schedule of Investments 6

Templeton Developing Markets Trust
Schedule of Investments (unaudited), March 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 89.5%
Brazil 2.7%
Hypera SA ..................... Pharmaceuticals 1,688,078 $ 5,730,020
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 3,914,846 4,164,255
TOTVS SA ..................... Software 1,105,354 6,463,855
Vale SA ........................ Metals & Mining 1,203,004 11,953,198
XP, Inc. , A ...................... Capital Markets 466,475 6,414,031
34,725,359
Cambodia 0.2%
a,b
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 4,867,563 2,134,009
Chile 0.8%
Banco Santander Chile , ADR ....... Banks 466,531 10,636,907
China 25.3%
Alibaba Group Holding Ltd. ......... Broadline Retail 3,627,503 60,020,599
a
Baidu, Inc. , A .................... Interactive Media & Services 1,335,332 15,412,608
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. , A ........... Construction Materials 1,116,431 2,099,348
b,c
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 15,896,714 19,159,410
China Merchants Bank Co. Ltd. , A .... Banks 4,144,001 24,752,112
China Resources Building Materials
Technology Holdings Ltd. ......... Construction Materials 820,460 182,694
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 5,968,629 3,595,530
a,b
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 263,259 4,767,620
c
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 3,749,927 2,054,212
Haier Smart Home Co. Ltd. , D ....... Household Durables 4,060,487 8,162,134
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 2,323,411 2,782,591
JD.com, Inc. , A .................. Broadline Retail 257,764 5,302,603
a,c
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 1,856,078 13,015,862
NetEase, Inc. ................... Entertainment 624,638 12,831,697
PICC Property & Casualty Co. Ltd. , H . Insurance 428,578 793,602
Ping An Insurance Group Co. of China
Ltd. , H ....................... Insurance 2,471,490 14,752,208
Prosus NV ..................... Broadline Retail 1,403,662 65,212,956
Tencent Holdings Ltd. ............. Interactive Media & Services 640,405 40,919,289
Uni-President China Holdings Ltd. .... Food Products 8,652,832 9,959,987
Weichai Power Co. Ltd. , H ......... Machinery 4,877,141 10,271,983
Weifu High-Technology Group Co. Ltd. ,
B ........................... Automobile Components 1,230,263 2,205,088
a,b,c
Wuxi Biologics Cayman, Inc. , 144A , Reg
S ........................... Life Sciences Tools & Services 3,272,077 11,443,893
329,698,026
Hong Kong 1.8%
Techtronic Industries Co. Ltd. ....... Machinery 1,943,330 23,289,401
Hungary 1.1%
Richter Gedeon Nyrt. ............. Pharmaceuticals 506,736 13,957,664
India 12.4%
ACC Ltd. ....................... Construction Materials 236,649 5,356,605
Bajaj Holdings & Investment Ltd. ..... Financial Services 50,602 7,361,975
Brigade Enterprises Ltd. ........... Real Estate Management & Development 337,040 3,822,732
Federal Bank Ltd. ................ Banks 4,113,175 9,234,644
HDFC Bank Ltd. ................. Banks 1,608,259 34,281,993
a
Hexaware Technologies Ltd. ........ IT Services 35,312 289,507

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
ICICI Bank Ltd. .................. Banks 4,277,593 $ 67,235,299
Infosys Ltd. ..................... IT Services 592,158 10,850,442
d
Natco Pharma Ltd. ............... Pharmaceuticals 96,832 899,989
a
Niva Bupa Health Insurance Co. Ltd. .. Insurance 2,606,240 2,363,930
a,b
ReNew Energy Global plc , A ........ Independent Power and Renewable Electricity
Producers 1,433,133 8,441,153
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 4,662,573 10,952,806
161,091,075
Indonesia 0.6%
Astra International Tbk. PT ......... Industrial Conglomerates 24,831,799 7,348,964
Italy 0.1%
a,b,c
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 69,426 1,339,692
Mexico 2.1%
Grupo Financiero Banorte SAB de CV ,
O ........................... Banks 3,865,643 26,809,876
a,b,c
Nemak SAB de CV , 144A , Reg S .... Automobile Components 7,874,566 1,031,241
27,841,117
Peru 0.5%
Intercorp Financial Services, Inc. ..... Banks 176,330 5,841,813
Philippines 0.4%
BDO Unibank, Inc. ............... Banks 2,158,291 5,781,844
Russia 0.0%
e
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 414,906 —
e
Sberbank of Russia PJSC .......... Banks 5,058,740 —
—
South Africa 2.2%
Discovery Ltd. ................... Insurance 1,780,682 19,375,296
Netcare Ltd. .................... Health Care Providers & Services 13,152,205 9,447,207
28,822,503
South Korea 16.5%
a,c
Delivery Hero SE , 144A , Reg S ...... Hotels, Restaurants & Leisure 644,175 15,445,787
Doosan Bobcat, Inc. .............. Machinery 381,197 13,016,635
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 213,796 5,530,685
Hankook Tire & Technology Co. Ltd. .. Automobile Components 5,473 147,363
Hyundai Motor Co. ............... Automobiles 99,930 13,497,541
KT Skylife Co. Ltd. ............... Media 452,147 1,387,082
LG Corp. ....................... Industrial Conglomerates 364,149 16,060,652
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 31,678 2,063,931
NAVER Corp. ................... Interactive Media & Services 174,038 22,743,942
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,248,010 49,477,947
Samsung Life Insurance Co. Ltd. ..... Insurance 364,198 20,588,184
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 53,874 6,962,300
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 329,419 43,913,540
Soulbrain Co. Ltd. ................ Chemicals 27,813 3,604,223
214,439,812
Taiwan 15.8%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 4,842,055 21,841,493
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 1,089,413 3,025,614
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 810,843 34,947,701

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 5,036,532 $ 141,843,803
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 297,927 4,388,018
206,046,629
Thailand 2.9%
Kasikornbank PCL ............... Banks 4,309,736 20,591,681
Kiatnakin Phatra Bank PCL ......... Banks 2,196,220 3,539,317
Minor International PCL ............ Hotels, Restaurants & Leisure 10,218,404 7,968,443
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 14,348,828 2,294,843
Thai Beverage PCL ............... Beverages 10,287,676 3,905,113
38,299,397
United Arab Emirates 0.7%
Emirates Central Cooling Systems Corp. Water Utilities 13,287,281 5,860,440
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 7,136,543 2,992,180
8,852,620
United States 3.4%
Cognizant Technology Solutions Corp. ,
A ........................... IT Services 240,807 18,421,735
Genpact Ltd. .................... Professional Services 513,383 25,864,236
44,285,971
Total Common Stocks (Cost $ 877,835,941 ) .....................................
1,164,432,803
a
Preferred Stocks 5.3%
Brazil 5.3%
Banco Bradesco SA , ADR .......... Banks 7,701,018 17,173,270
f
Itau Unibanco Holding SA , ADR , 4.04 % Banks 4,071,802 22,394,911
f
Petroleo Brasileiro SA , 12% ........ Oil, Gas & Consumable Fuels 4,591,932 29,902,338
69,470,519
Total Preferred Stocks (Cost $ 75,468,355 ) ......................................
69,470,519
a a a a a
Escrows and Litigation Trusts 0.0%
a,e
Hemisphere Properties India Ltd.,
Escrow Account ................ 395,958 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 953,304,296 ) ...............................
1,233,903,322
Short Term Investments 6.5%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 6.1%
United States 6.1%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio , 4.052% ......... 79,102,973 79,102,973
Total Money Market Funds (Cost $ 79,102,973 ) ..................................
79,102,973

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 8 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.4%
Money Market Funds 0.4%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio , 4.052% ......... 6,000,000 $ 6,000,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 6,000,000 ) .................................................................
6,000,000
a a a a a
Total Short Term Investments (Cost $ 85,102,973 ) ................................
85,102,973
a a a
Total Investments (Cost $ 1,038,407,269 ) 101.3% ................................
$1,319,006,295
Other Assets, less Liabilities (1.3) % ...........................................
(17,644,841)
Net Assets 100.0% ...........................................................
$1,301,361,454
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2025.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $63,490,097, representing 4.9% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Developing Markets Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Templeton Developing Markets Trust (Fund). The
Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $12,728,042 $127,494,857 $(61,119,926) $— $— $79,102,973 79,102,973 $522,471
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $4,000,000 $13,345,511 $(11,345,511) $— $— $6,000,000 6,000,000 $51,329
Total Affiliated Securities ... $16,728,042 $140,840,368 $(72,465,437) $— $— $85,102,973 $573,800
2. Financial Instrument Valuation
(continued)

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 34,725,359 $ — $ — $ 34,725,359
Cambodia ............................ — 2,134,009 — 2,134,009
Chile ................................ 10,636,907 — — 10,636,907
China ............................... 12,929,754 316,768,272 — 329,698,026
Hong Kong ........................... — 23,289,401 — 23,289,401
Hungary ............................. 13,957,664 — — 13,957,664
India ................................ 8,441,153 152,649,922 — 161,091,075
Indonesia ............................ — 7,348,964 — 7,348,964
Italy ................................. — 1,339,692 — 1,339,692
Mexico .............................. 27,841,117 — — 27,841,117
Peru ................................ 5,841,813 — — 5,841,813
Philippines ............................ 5,781,844 — — 5,781,844
Russia ............................... — — —
a
—
South Africa ........................... 28,822,503 — — 28,822,503
South Korea .......................... — 214,439,812 — 214,439,812
Taiwan ............................... — 206,046,629 — 206,046,629
Thailand ............................. 3,905,113 34,394,284 — 38,299,397
United Arab Emirates .................... 8,852,620 — — 8,852,620
United States .......................... 44,285,971 — — 44,285,971
Preferred Stocks ........................ 69,470,519 — — 69,470,519
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 85,102,973 — — 85,102,973
Total Investments in Securities ........... $360,595,310 $958,410,985
c
$— $1,319,006,295
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at March 31, 2025.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $958,121,478, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
PJSC Public Joint Stock Company
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.